LEASES - Schedule of Right-Of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	$ 545.8	$ 426.9
Additions and remeasurements	153.4	177.2
Business combinations (Note 2)	128.4
Disposal of discontinued operations (Note 3)		(9.8)
Depreciation	(65.3)	(53.5)
Impairment	(0.7)	(1.3)
Purchase of assets under lease (Note $14)	(9.1)
Transfers and others	(0.2)	5.5
Foreign currency exchange differences	35.7	0.8
Right-of-use assets, ending balance	788.0	545.8
Buildings and land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	473.9	346.7
Additions and remeasurements	135.4	168.0
Business combinations (Note 2)	22.4
Disposal of discontinued operations (Note 3)		(9.8)
Depreciation	(45.8)	(39.9)
Impairment	(0.7)	(1.3)
Purchase of assets under lease (Note $14)	0.0
Transfers and others	(0.9)	9.3
Foreign currency exchange differences	29.0	0.9
Right-of-use assets, ending balance	613.3	473.9
Simulators
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	51.9	56.9
Additions and remeasurements	0.0	8.7
Business combinations (Note 2)	106.0
Disposal of discontinued operations (Note 3)		0.0
Depreciation	(13.3)	(9.8)
Impairment	0.0	0.0
Purchase of assets under lease (Note $14)	0.0
Transfers and others	0.0	(3.8)
Foreign currency exchange differences	6.5	(0.1)
Right-of-use assets, ending balance	151.1	51.9
Machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	9.9	12.4
Additions and remeasurements	18.0	0.5
Business combinations (Note 2)	0.0
Disposal of discontinued operations (Note 3)		0.0
Depreciation	(5.2)	(3.0)
Impairment	0.0	0.0
Purchase of assets under lease (Note $14)	0.0
Transfers and others	0.7	0.0
Foreign currency exchange differences	0.2	0.0
Right-of-use assets, ending balance	23.6	9.9
Aircraft
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets, beginning balance	10.1	10.9
Additions and remeasurements	0.0	0.0
Business combinations (Note 2)	0.0
Disposal of discontinued operations (Note 3)		0.0
Depreciation	(1.0)	(0.8)
Impairment	0.0	0.0
Purchase of assets under lease (Note $14)	(9.1)
Transfers and others	0.0	0.0
Foreign currency exchange differences	0.0	0.0
Right-of-use assets, ending balance	$ 0.0	$ 10.1